SUPPLEMENT DATED SEPTEMBER 28, 2018

TO THE PROSPECTUS FOR

THE MATTHEWS ASIA STRATEGIC INCOME FUND AND

THE MATTHEWS ASIA CREDIT OPPORTUNITIES FUND, OF THE

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2018

Effective October 1, 2018, the following fee and expense tables, examples of fund expenses, and description of the Investment Advisory Agreement, all are replaced in their entirety to reflect a lower management fee for each of these two funds.

These sections appear on pages 1, 6 and 30 of that prospectus.

Matthews Asia Strategic Income Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Account Fee on Redemptions (for wire redemptions only)	$9	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee		0.55%			0.55%
Distribution (12b-1) Fees		0.00%			0.00%
Other Expenses		0.64%			0.43%
Administration and Shareholder Servicing Fees	0.14%			0.14%
Total Annual Fund Operating Expenses		1.19%			0.98%
Fee Waiver and Expense Reimbursement[1]		(0.04%	)		(0.08%	)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.15%			0.90%

1

Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 0.90% first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 0.90% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 0.90%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One year	Three years	Five years	Ten years

Investor Class	$117	$374	$650	$1,440

Institutional Class	$92	$304	$534	$1,194

Matthews Asia Credit Opportunities Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Investor Class	Institutional Class
Maximum Account Fee on Redemptions (for wire redemptions only)	$9	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee		0.55%			0.55%
Distribution (12b-1) Fees		0.00%			0.00%
Other Expenses		1.21%			0.97%
Administration and Shareholder Servicing Fees	0.14%			0.14%
Total Annual Fund Operating Expenses		1.76%			1.52%
Fee Waiver and Expense Reimbursement[1]		(0.61%	)		(0.62%	)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.15%			0.90%

1

Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class to 0.90% first by waiving class specific expenses (i.e., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 0.90% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 0.90%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2019 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One year	Three years	Five years	Ten years

Investor Class	$117	$495	$897	$2,023

Institutional Class	$92	$419	$770	$1,760

Management of the Funds

Matthews International Capital Management, LLC is the investment advisor to the Funds and the other Matthews Asia Funds (collectively, the “Funds”). Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll free by telephone at 800.789.ASIA (2742). Matthews was founded in 1991 by G. Paul Matthews. Since its inception, Matthews has specialized in managing portfolios of Asian securities. Matthews invests the Funds’ assets, manages the Funds’ business affairs, supervises the Funds’ overall day-to-day operations, and provides the personnel needed by the Funds with respect to Matthews’ responsibilities pursuant to an Investment Advisory Agreement dated as of February 1, 2016, as most recently amended effective August 30, 2018, between Matthews and the Trust, on behalf of the Funds (as amended from time to time, the “Advisory Agreement”). Matthews also furnishes the Funds with office space and provides certain administrative, clerical and shareholder services to the Funds pursuant to the Services Agreement (as defined below).

Pursuant to the Advisory Agreement, each of the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund pays Matthews a fee equal to 0.55% of its average daily net assets. Each Fund pays Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Fund’s average daily NAV for the month. A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to the Matthews Asia Strategic Income Fund and the Matthews Asia Credit Opportunities Fund is available in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2017.

Please retain this Supplement with your records.

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